CONVERTIBLE REDEEMABLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2019
Convertible Preferred Stock [Abstract]
CONVERTIBLE REDEEMABLE PREFERRED SHARES
22. CONVERTIBLE REDEEMABLE PREFERRED SHARES
Before the Reorganization, given the fact Yunji Sharing was incorporated as a limited corporation in China with no shares issued, the paid in capital contributed by the Initial Ordinary Shareholders, the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners determined their equity interests percentage. The capital contributions with preference and redemption rights from the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners were recorded in the “Mezzanine equity” at the respective periods.
In July 2015, pursuant to an investment agreement, the Former Series Seed Beneficiary Owners injected to Yunji Sharing with total cash of RMB50,000 (namely, the Former Series Seed Capital Contribution), and incurred issuance cost of RMB1,000. Consequently, beneficial interest of Yunji Sharing was then 77.27% held by the Initial Ordinary Shareholders and 22.73% held by the Former Series Seed Beneficiary Owners. In connection with issuance of the Former Series Seed Capital Contribution, Yunji Sharing granted a warrant option to one of the Former Series Seed Beneficiary Owners, the warrant offered a 5% discount of purchase price in next round financing (the “Series Seed Warrant”). The warrant was determined to be a freestanding financial instrument and recorded at fair value of RMB382 upon initial recognition after being bifurcated from the Former Series Seed Capital Contribution host, and was marked to the market value in the applicable subsequent reporting period.
In November 2016, pursuant to an investment agreement, the Former Series A Beneficiary Owners injected to Yunji Sharing with total consideration of RMB 33,160 and US$15,000(RMB 104,182 equivalent) as well as the full exercise of the Series Seed Warrant at fair value of RMB644. Consequently, beneficial interest of Yunji Sharing was then 69.59% held by the Initial Ordinary Shareholders, 19.17% held by the Former Series Seed Beneficiary Owners and 11.24% held by the Former Series A Beneficiary Owners. In addition, Yunji Sharing also issued a warrant option to one of the Former Series A Beneficiary Owners who has the right to choose to increase the capital injection to Yunji Sharing no more than US$5,000 with the same preference and redemption rights as the existing the Former Series A Beneficiary Owners (the “Series A Warrant”). The warrant is a determined to be a freestanding financial instrument and was recorded at fair value of RMB2,182 upon initial recognition after being bifurcated from the Former Series A Capital Contribution host, and was marked to the market value in the applicable subsequent reporting period. In January 2017, upon the exercise in full of the Series A Warrant, the Former Series A Beneficiary Owners further injected to Yunji Sharing with total consideration of US$5,000(RMB 34,350 equivalent) as well as the full exercise of Series A Warrant at fair value of RMB1,754 (collectively, namely, the “Former Series A Capital Contribution”). Total issuance cost in the amount of RMB 8,095 was incurred for the Former Series A Capital Contribution, including a finder’s commission of RMB 6,509. Consequently, beneficial interest of Yunji Sharing was then 67.72% held by the Initial Ordinary Shareholders, 18.65% held by the Former Series Seed Beneficiary Owners and 13.64% held by the Former Series A Beneficiary Owners.
During the Reorganization, in February 2018, the Company issued 373,000,000 Series Seed convertible redeemable preferred shares (“Series Seed Preferred Shares”) for US$0.022 per share, 56,800,000 Series A convertible redeemable preferred shares (“Series A Preferred Shares”) for US$0.088 per share(considering the exercise of the aforementioned Series Seed Warrant option), and 215,800,000 Series A Preferred Shares for US$0.093 per share to the same group of the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners of Yunji Sharing, in exchange for their equity beneficial ownerships in Yunji Sharing as abovementioned. Thereafter, the Former Series Seed Capital Contribution and the Former Series A Capital Contribution were legally converted into Series Seed Preferred Shares and Series A Preferred Shares. The share price stated above was defined as original issuance price of relating preferred shares to be used in Liquidation Preference and Redemption Rights. Likewise, the Former Series Seed Beneficiary Owners and the Former Series A Beneficiary Owners became the Series Seed Preferred Shareholders and Series A Preferred Shareholders.

Furthermore, the Company issued 116,600,000 Series A Preferred Shares with the subscription price at US$0.000005 per share to two of the institutional investors of the Initial Ordinary Shareholders, which was accounted for as a modification/extinguishment to Series A Preferred Shares from the Initial Ordinary Shareholders’ contributions (discussed in the last paragraph of the Note 19).
In February 2018, pursuant to a share purchase agreement, the Company issued 110,803,324 shares of Series B Preferred Shares for US$0.902 per share for cash of US$100,000(RMB 630,010 equivalent). Total issuance cost in the amount of RMB 14,062 was incurred for the Series B Preferred Shares, including a finder’s commission of US$2,000(RMB 12,600 equivalent). The Company paid 50% of the commission in cash amounted US$1,000 and the remaining 50% by issuance of 1,108,033 shares of Series B Preferred Shares for no consideration to the finder, a financial advisor in June 2018. The total of the finder’s commission was also recorded as an issuance cost as a deduction of the preferred shares.
In June 2018, pursuant to a share purchase agreement, the Company authorized 21,105,395 shares of Series B+ Preferred Shares at US$0.948 per share for cash of US$20,000(RMB 128,416 equivalent) and 5,276,349 shares of Series B+ Preferred Shares were issued, with issuance cost in the amount of RMB 5,867 was incurred for the Series B+ Preferred shares, including a finder’s commission of RMB 5,867. As one of the investors still being in the process of completing its administrative procedures for remitting the capital overseas with the local government in order to inject the capital into Yunji Inc., the investor became subject to the shareholders’ rights and obligations of the Series B+ Preferred Shares in such agreements on the same date, due to the Series B+ Preferred Shareholder injected the investment of RMB 96,312 into Yunji Sharing. In November 2018, Yunji Sharing returned RMB 96,312 to the Series B+ Preferred Shareholder and Yunji Inc. received capital injection of US$15,000 (RMB 96,312 equivalent) from Series B+ Preferred Shareholder. When the administrative procedures was completed, 15,829,046 shares of Series B+ Preferred Shares were issued.
The Series Seed, Series A, Series B and Series B+ Preferred Shares are collectively referred to as the “Preferred Shares”. All series of Preferred Shares have the same par value of US0.000005 per share.
All of Preferred Shares were converted into Class A ordinary shares immediately upon the completion of the Company’s initial public offerings on May 3, 2019(Note 21). Prior to their conversion, Preferred Shares were entitled to certain preference with respect to conversion, redemption, dividends and liquidation.

The Group’s Preferred Shares activities for the years ended December 31, 2017, 2018 and 2019 are summarized as below:

	Series Seed Shares		Series A Shares		Series B Shares		Series B+ Shares		Total
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of December 31, 2016	373,000,000	118,202	218,650,000	137,736	—	—	—	—	591,650,000	255,938

Former Series A Capital Contribution with exercise of Series A Warrant	—	—	53,950,000	36,104	—	—	—	—	53,950,000	36,104
Accretion on convertible redeemable preferred shares to redemption value	—	970,718	—	657,938	—	—	—	—	—	1,628,656

Balance as of December 31, 2017	373,000,000	1,088,920	272,600,000	831,778	—	—	—	—	645,600,000	1,920,698

Re-designation to Series A Preferred Shares from Initial Ordinary Shareholders’ contribution, including beneficial conversion feature	—	—	116,600,000	60,799	—	—	—	—	116,600,000	60,799
Issuance of Series B Preferred Shares, net of issuance cost	—	—	—	—	111,911,357	622,369	—	—	111,911,357	622,369
Issuance of Series B+ Preferred Shares, net of issuance cost	—	—	—	—	—	—	21,105,395	122,549	21,105,395	122,549
Accretion on convertible redeemable preferred shares to redemption value	—	888,416	—	1,198,145	—	86,240	—	14,832	—	2,187,633

Balance as of December 31, 2018	373,000,000	1,977,336	389,200,000	2,090,722	111,911,357	708,609	21,105,395	137,381	895,216,752	4,914,048

Accretion on convertible redeemable preferred shares to redemption value	—	717,062	—	725,654	—	76,190	—	13,106	—	1,532,012
Convert to ordinary shares upon initial public offering	(373,000,000)	(2,694,398)	(389,200,000)	(2,816,376)	(111,911,357)	(784,799)	(21,105,395)	(150,487)	(895,216,752)	(6,446,060)

Balance as of December 31, 2019	—	—	—	—	—	—	—	—	—	—

The major rights, preferences and privileges of the Preferred Shares are as follows:
Conversion rights
Each Preferred Share shall be convertible, at the option of the holder, into one ordinary share of the Company. Such conversion ratio is subject to certain anti-dilutive adjustments in case of share splits, share dividends, combinations, recapitalization and similar events, or issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance. In addition, each series of Preferred Shares would automatically be converted into ordinary shares of the Company upon the closing of a Qualified Initial Public Offering (“Qualified IPO”) as defined in the Memorandum and Articles of Association.
Upon the Former Series Seed Capital Contribution, Qualified IPO means a public offering of ordinary shares of the Company registered on a reputable stock exchange before December 31, 2020.
Upon the Former Series A Capital Contribution, Qualified IPO was modified to a public offering of ordinary shares of the Company registered under the PRC and overseas stock exchange with an implied pre-money
valuation of US$500,000 (or equivalent RMB) or more before November 4, 2020, and is approved by the Former Series A Beneficiary Owners.
Upon the issuance of Series B Preferred Shares, Qualified IPO was modified to a public offering of ordinary shares of the Company registered under the Securities Act or on an internationally recognized securities exchange or inter-dealer quotation system, including the Stock Exchange of Hong Kong Limited, the Shanghai Stock Exchange and the Shenzhen Stock Exchange, with an implied pre-money
valuation of US$4,000,000(or equivalent RMB) or more before February 12, 2021, and is approved by the majority of the preferred shareholders.
Dividend rights
The holder of each Preferred Share shall have the right to receive non-cumulative
dividends, pari passu with the ordinary shares, on an
as-converted
basis, when, as and if declared by the Board.
Voting rights
Each Preferred Share shall carry a number of votes equal to the number he would be entitled on an as-converted
basis.

Liquidation preference
In the event of any liquidation, dissolution or winding up or deemed liquidation of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution to the shareholders shall be distributed to the shareholders according to the following sequence:

(1)
Each holder of Series B Preferred Shares and/or Series B+ Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to one hundred percent (100%) of the original issue price of Series B and Series B+ Preferred Shares, plus all dividends declared and unpaid (the “Series B Preferred Shares Liquidation Preference”).

(2)
After distribution or payment in full of the Series B Preferred Shares Liquidation Preference, each holder of Series A Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to one hundred percent (100%) of the original issue price of Series A Preferred Shares, plus all dividends declared and unpaid (the “Series A Preferred Shares Liquidation Preference”).

(3)
After distribution or payment in full of the Series B Preferred Shares Liquidation Preference and the Series A Preferred Shares Liquidation Preference, each holder of Series Seed Preferred Shares shall be entitled to receive, on parity with each other, an amount equal to one hundred percent (100%) of the original issue price of Series Seed Preferred Shares, plus all dividends declared and unpaid (the “Series Seed Preferred Shares Liquidation Preference”).

(4)
After distribution or payment in full of the amount distributable or payable on the Preferred Shares pursuant to the above sequence, the remaining assets of the Company available for distribution to Members shall be distributed ratably among the holders of outstanding Ordinary Shares and the holders of outstanding Preferred Shares in proportion to the number of outstanding Ordinary Shares held by them (with outstanding Preferred Shares treated on an as-converted
basis).

The deemed liquidation events include (i) any consolidation, amalgamation or merger of the Company and/or any subsidiaries with or into any other third party, in which the Members of the Company or shareholders of such subsidiaries immediately prior to such consolidation, amalgamation, merger or reorganization, own less than fifty percent (50%) of the voting power of Company or any other subsidiaries immediately after such consolidation, merger, amalgamation or reorganization, or any transaction or series of related transactions to which the Company is a party in which in excess of fifty percent (50%) of the Company’s or any other subsidiaries’ voting power is transferred, but excluding any transaction effected solely for tax purposes or to change the Company’s domicile or any other subsidiaries’ domicile (ii) the sale, exchange, transfer or other disposition, in one or a series of related transactions, of a majority of the outstanding share capital of any subsidiaries of Group to third party acting in concert, under circumstances in which the holders of a majority in voting power of the outstanding share capital of any subsidiaries immediately prior to such transaction beneficially own less than a majority in voting power of the outstanding share capital of the surviving entity or the acquiring third party immediately following such transaction (iii) a sale, lease, transfer or other disposition, in a single transaction or series of related transactions, by any subsidiaries of all or substantially all of the assets of any subsidiaries, (iv) the exclusive licensing of all or substantially all of the subsidiaries intellectual property to a third party.
The liquidation amounts of Series Seed Preferred Shares, Series A Preferred Shares, Series B Preferred Shares and Series B+ Preferred Shares on December 31, 2018 were RMB50,000, RMB220,910, RMB636,431 and RMB128,416, respectively.

Redemption right
Prior to the Former Series A Capital Contribution, the Former Series Seed Capital Contribution were redeemable if Yunji Sharing fails to consummate a Qualified IPO as at December 31, 2020. The redemption price shall be one hundred percent (100%) of the original Former Series Seed Capital Contribution amount and plus a ten percent (10%) annual simple interest. (the “Series Seed Preference Amount”).
Upon the Former Series A Capital Contribution, the Former Series A Capital Contribution were to be redeemable and the Former Series Seed Capital Contribution were modified to be redeemable, at the holder’s discretion, at any time (i) after the forty-eight (48) months following the Former Series A Capital Contribution were issued, (ii) there is a material breach by any group company or any founding shareholder, and (iii) the Group Companies cannot carry out the ordinary business operation for twelve (12) consecutive months or more due to penalty from Governmental Authorities (including frozen of funds). The redemption price of the Former Series A Capital Contribution would be the higher of (i) the original investment amount of the Former Series A Capital Contribution, plus a ten percent (10%) annual simple interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Former Series A Capital Contribution to be redeemed determined by a third party independent valuer. The redemption price of Former Series Seed Capital Contribution was modified to be the higher of (i) the original investment amount of the Former Series Seed Capital Contribution, plus a ten percent (10%) annual simple interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Former Series Seed Capital Contribution to be redeemed determined by a third party independent valuer.
Upon the issuance of Series B Preferred Shares, Series B Preferred Shares were to be redeemable, Series A Preferred Shares and Series Seed Preferred Shares were modified to be redeemable, at the holder’s discretion, at any time (i) after the thirty-six
(36) months following Series B Preferred Shares were issued, (ii) there is a material breach by any group company or any Founding Shareholder, and (iii) the Group Companies cannot carry out the ordinary business operation for twelve (12) consecutive months or more due to penalty from Governmental Authorities (including frozen of funds).
The redemption price of Series B Preferred Shares would be the higher of (i) the original issue price of Series B Preferred Shares, plus a ten percent (10%) annual compound interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Series B Preferred Shares to be redeemed determined by a third party independent valuer.
The redemption price of Series A Preferred Shares was modified to be the higher of (i) the original issue price of Series A Preferred Shares, plus a ten percent (10%) annual compound interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Series Seed Preferred Shares to be redeemed determined by a third party independent valuer.
The redemption price of Series Seed Preferred Shares was modified to be the higher of (i) the original issue price of Series Seed Preferred Shares, plus a ten percent (10%) annual compound interest and all accrued or declared but unpaid dividends, and (ii) the fair market value of the Series Seed Preferred Shares to be redeemed determined by a third party independent valuer.
Upon the issuance of Series B+ Preferred Shares, there was no change to the redemption condition or redemption price.
In case of insufficient funds and distribution of redemption payments
If the Company’s assets or funds which are legally available on the date of redemption payment are insufficient, the holders of Preferred Shares in the following sequence: (i) first, pay the Series B and Series B+ redemption price to the holders of Series B Preferred Shares and Series B+ Preferred Shares, pari passu as amongst themselves, (ii) second, after the full payment of the Series B and Series B+ redemption price, pay the Series A redemption price to the holders of Series A Preferred Shares, pari passu as amongst themselves, and (iii) third, after the full payment of the Series B and B+ redemption price and the Series A redemption price, pay the Series Seed redemption price to the holders of Series Seed Prefer Shares, pari passu as amongst themselves.

Accounting for Preferred Shares
The Company has classified the Preferred Shares in the mezzanine equity of the Consolidated Balance Sheets as they are redeemable at the holders’ option any time after a certain date and were contingently redeemable upon the occurrence of deemed liquidation events outside of the Company’s control. In addition, the Company records accretions on the Preferred Shares to the redemption value from the issuance dates to the earliest redemption dates. The accretions are recorded against retained earnings, or in the absence of retained earnings, by charges against additional paid-in
capital. Once additional
paid-in
capital has been exhausted, additional charges are recorded by increasing the accumulated deficit. Each issuance of the Preferred Shares was recognized at the respective issue price at the date of issuance net of issuance costs. The issuance costs for Series Seed, Series A, Series B and Series B+ Preferred Shares were RMB1, 000, RMB8, 095, RMB14, 062 and RMB 5,867, respectively.
The Company determined that there were no embedded derivatives requiring bifurcation as the economic characteristics and risks of the embedded conversion and redemption features are clearly and closely related to that of the equity host of the Preferred Shares. The Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading of the Company’s shares.
The Company has determined that there was no beneficial conversion feature attributable to any of the Preferred Shares except for the modification to the Series A Preferred Shares (discussed in the last paragraph of the Note 19) because the initial effective conversion price of these preferred shares were higher than the fair value of the Company’s ordinary shares determined by the Company with the assistance from an independent valuation firm.
Modification or extinguishment of Preferred Shares
The Company assesses whether an amendment to the terms of its Preferred Shares is an extinguishment or a modification using the fair value model. When Preferred Shares are extinguished, the difference between the fair value of the consideration transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) is treated as deemed dividends to preferred shareholders. The Company considers that a significant change in fair value after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value, which is not significant immediately after the change of the terms is considered non-substantive
and thus is subject to modification accounting. When the Preferred Shares are modified, the Company evaluates whether there is a transfer of value between ordinary shareholders and preferred shareholders as a result of the modification and therefore, should record a reduction of, or increase to, accumulated deficit as a deemed dividend. When the value is transferred from preferred shareholders to ordinary shareholders, the value was recorded as an increase to accumulated deficit while charges against additional paid-in
capital. In the absence of additional
paid-in
capital for the year ended December 31, 2016, the deemed dividend of RMB 132 was recorded as an increase to accumulated deficit while such amount charges against the accumulated deficit, which resulted in a net RMB 0 impact to accumulated deficit.
In connection with the Former Series A Capital Contribution in 2016, the optional redemption date of the Former Series Seed Capital Contribution was changed from December 31, 2020 to November 4, 2020, to be in line with the optional redemption date of the Former Series A Preferred Shares. Meanwhile, the redemption price was changed to the Former Series Seed Beneficiary Owners in connection with the issuance of Former Series A Capital Contribution.
In addition, in connection with the issuance of the Series B Preferred Shares in 2018, the optional redemption date the Series Seed Preferred Shares and Series A Preferred Shares was extended from November 4, 2020 to February 8, 2021, to be in line with the optional redemption date of Series B Preferred Shares. Meanwhile, the redemption price was changed to Series A Preferred Shareholders and Series Seed Preferred Shareholders in connection with the issuance of the Series B Preferred Shares.

From both quantitative and qualitative perspectives, the Company assessed the impact of the above modifications and concluded that these amendments represent modifications rather than extinguishment of the Preferred Shares. The Company evaluated and concluded the impact of above modifications as immaterial and recorded a reduction of, or increase to, accumulated deficit as a deemed dividend, representing value transferred from the Preferred Shareholders to the Ordinary Shareholder for the years ended December 31, 2016 and 2018, respectively.
For the modification that the Series A Preferred Shares that were issued to the two institutional investors of the Initial Ordinary Shareholders to replace the beneficial interest in Yunji Sharing during the Reorganization, the Company determined that the modification should be treated as extinguishment given its qualitative significance which provided these two investors with the Series A Preferred Shares’ rights, preferences and privileges, and resulted in its reclassification from the permanent equity to the Mezzanine equity. Upon the reclassification, the shares to these two investors were recorded at the new cost, which was the fair value of the Series A Preferred Shares of RMB 406,791 on the issuance date of the Series A Preferred Shares. Meanwhile, given that the issuance date fair value of the common shares was higher than the effective conversion price of re-designated
Series A Preferred Shares, the Group recognized the beneficial conversion feature of RMB 345,992 as an adjustment to the carrying value of the re-designated
Series A Preferred Shares, calculated as the excess of the fair value of its common shares of US$0.54 over the effective conversion price of US$0.067, multiplied by the number of common shares into which re-designated
Series A Preferred Shares converts. The beneficial conversion feature is to be amortized using the effective interest method through the redemption date of February 12, 2021. The difference of the par value of Series A Preferred Shares and the fair value of the Series A Preferred Shares with the aforementioned adjustment of beneficial conversion feature of RMB60,796, is accounted for as deemed dividend and allocated to accumulated deficit.